Investment Strategy - Neuberger Berman Short Duration Income ETF	Aug. 31, 2023
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
To pursue its goals, the Fund invests at least 80% of its net assets in fixed and floating rate investment-grade bonds and other debt securities issued by domestic and foreign governments, corporate entities, and trusts. These may include mortgage- and asset-backed securities, collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”), and credit risk transfer securities. The Fund considers debt securities to be investment grade if, at the time of investment, they are rated within the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Portfolio Managers to be of comparable quality.
The Portfolio Managers monitor market and industry trends and consider a combination of proprietary and third-party qualitative and quantitative factors.  Internally generated data is produced by specialty sector investment teams and is derived from a variety of sources (e.g., financial and economic data, company disclosed data, market data, discussions with company management), which informs asset allocation decisions.  If particular sectors of the bond market appear relatively inexpensive, the Portfolio Managers may increase the Fund’s exposure in those sectors and decrease exposure in other sectors. The Portfolio Managers look for securities that appear under-priced compared to securities of similar structure and credit quality. The Fund may sell securities if the Portfolio Managers find an opportunity they believe is more compelling or if the Portfolio Managers’ outlook on the investment or the market changes.

To enhance yield and add diversification, the Fund may invest up to 20% of its net assets in securities that are below investment grade (commonly known as “junk bonds”). In choosing lower-rated securities, the Portfolio Managers generally look for bonds from issuers whose financial health appears comparatively strong, and that may have their credit ratings raised. The Fund does not normally invest in or continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market or other conditions.

The Fund may invest in foreign securities, including obligations of issuers in emerging market countries, denominated in any currency, but the Fund normally will not invest more than 20% of its total assets at the time of investment in non-US dollar denominated securities. The Fund considers emerging market countries to be countries included in the JPMorgan Emerging Markets Bond Index - Global Diversified, the JPMorgan Corporate Emerging Markets Bond Index - Diversified, the JPMorgan Emerging Local Markets Index or the JPMorgan Government Bond Index - Emerging Markets Global Diversified, as well as those countries which are not defined as High Income Organization for Economic Cooperation and Development (OECD) member countries by the World Bank.

The Fund may also invest in derivative instruments as a means of hedging risk and/or for investment or efficient portfolio management purposes, which may include altering the Fund’s exposure to interest rates, currencies, sectors and individual issuers. These derivative instruments may include futures, forward foreign currency contracts, and swaps.

The Fund may also invest a significant amount of its assets in U.S. Treasury securities or other money market instruments depending on market conditions. Additionally, the Fund may invest in restricted securities. The Fund may also engage in when-issued and forward-settling securities (such as to-be-announced (“TBA”) mortgage-backed securities), which involve a commitment by the Fund to purchase securities that will be issued or settled at a later date.

The Fund seeks to reduce credit risk by diversifying among many issuers and different types of securities. As part of the investment process, the Portfolio Managers analyze individual issues (including an analysis of cash flows, ability to pay principal and interest, balance sheet composition, and market positioning). As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable, as described below. While this analysis is inherently subjective and may be informed by internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may improve credit analysis, security selection, relative value analysis and enhance the Fund’s overall investment process. The specific ESG factors considered and scope and application of integration may vary depending on the specific investment and/or investment type. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

Although it may invest in securities of any maturity, the Fund normally seeks to maintain an average portfolio duration of three years or less.

The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), if the investment companies invest principally in the types of investments in which the Fund may invest directly.

In an effort to achieve its goal, the Fund may engage in frequent and active trading.

The Fund normally invests at least 80% of its net assets in bonds and other debt securities and other investment companies that provide investment exposure to such debt securities. The Fund will not alter this policy without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.